Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 24, 2015
Registrant Name	FIRST INVESTORS INCOME FUNDS
Central Index Key	0000740967
Amendment Flag	false
Document Creation Date	Sep. 24, 2015
Document Effective Date	Oct. 01, 2015
Prospectus Date	Oct. 01, 2015